Cover Document	Dec. 10, 2025
Entity Information [Line Items]
Entity Central Index Key	0000874501
Entity Emerging Growth Company	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Written Communications	false
City Area Code	(212)
Entity Address, Address Line One	40 Wall Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Incorporation, State or Country Code	DE
Entity Registrant Name	Octave Specialty Group, Inc.
Document Period End Date	Dec. 10, 2025
Document Type	8-K
Entity File Number	1-10777
Entity Tax Identification Number	13-3621676
Entity Address, Postal Zip Code	10005
Local Phone Number	658-7470
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	OSG
Security Exchange Name	NYSE
Amendment Flag	false
Entity Information, Former Legal or Registered Name	Ambac Financial Group, Inc.
Former Address
Entity Information [Line Items]
Entity Address, Address Line One	One World Trade Center
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10007